CONSOLIDATED STATEMENTS OF OPERATIONS $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) $ / shares $ / shares	Dec. 31, 2024 CAD ($) $ / shares $ / shares
Insurance service result
Insurance revenue	$ 23,982	$ 22,637
Insurance service expenses	(20,414)	(19,631)
Reinsurance contract held net income (expenses)	(94)	85
Net insurance service result	3,474	3,091
Investment result excluding result for account of segregated fund holders:
Net investment income (loss)	8,859	7,415
Insurance finance income (expenses) from insurance contracts issued	(6,787)	(5,139)
Insurance finance income (expenses) from reinsurance contracts held	69	51
Decrease (increase) in investment contract liabilities	(323)	(393)
Net investment result excluding result for account of segregated fund holders	1,818	1,934
Investment result for insurance contracts for account of segregated fund holders:
Investment income (loss) on investments for account of segregated fund holders	1,901	2,316
Insurance finance income (expenses)	(1,901)	(2,316)
Net investment result for insurance contracts for account of segregated fund holders	0	0
Net investment result	1,818	1,934
Fee income	9,059	8,581
Other expenses (income)
Other income	0	(163)
Operating expenses and commissions	9,027	8,766
Interest expenses	526	664
Total other expenses (income)	9,553	9,267
Income (loss) before income taxes	4,798	4,339
Less: Income tax expense (benefit)	1,016	1,040
Total net income (loss)	3,782	3,299
Less: Net income (loss) allocated to the participating account	194	42
Net income (loss) attributable to non-controlling interests	37	128
Shareholders' net income (loss)	3,551	3,129
Less: Dividends on preferred shares and distributions on other equity instruments	79	80
Common shareholders' net income (loss)	$ 3,472	$ 3,049
Average exchange rates during the reporting periods (in USD per share) | $ / shares	1.40	1.37
Earnings (loss) per share
Basic (in CAD per share) | $ / shares	$ 6.17	$ 5.27
Diluted (in CAD per share) | $ / shares	6.15	5.26
Dividends per common share (in CAD per share) | $ / shares	$ 3.520	$ 3.240